Debt	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Debt

NOTE 8—DEBT

In July 2011, the Company repurchased an aggregate of 12,041,700 shares of the Company’s Series A convertible preferred stock from entities affiliated with Summit Partners, L.P., one of the Company’s major stockholders, at a price of $8.97 per share for an aggregate consideration of $108.0 million. Of the aggregate purchase price, $40.0 million was paid in cash at the time of closing and the balance of the shares were paid for through the issuance of convertible subordinated promissory notes in the aggregate principal amount of $68.0 million. On September 15, 2011, $34.0 million was paid against the notes and was financed through the Company’s EWB Loan Agreement (as further described below) reducing the aggregate principal amount outstanding to $34.0 million. The remainder of the notes were retired in October 2011 with the proceeds of the Company’s initial public offering and existing cash balances. The interest rate on the notes started at 5% per annum and increased by two percentage points every three months until it would have reached 9% in January 2012. The notes were prepayable without penalty prior to April 21, 2012, and were required to be paid in the event of the Company’s initial public offering or third party financing prior to April 21, 2012. The notes matured on July 21, 2021. The unpaid principal on the notes was convertible into shares of Series A preferred stock at $8.97 per share at any point after July 21, 2012. The difference between the repurchase price and the carrying value of the repurchased preferred stock on June 30, 2011 was $59.0 million. The difference was debited to available retained earnings with the remaining amount debited to additional paid-in capital and reduced the net income attributable to common stock shareholders resulting in a reduction of basic and diluted net income per share.

On September 15, 2011, the Company entered into a Loan and Security Agreement with East West Bank, (the “EWB Loan Agreement”), which was replaced by the Loan Agreement as discussed below. The credit facilities available under the EWB Loan Agreement consist of a $35.0 million term loan facility and a $5.0 million revolving line of credit facility. The term loan matures on September 15, 2016 with principal and interest to be repaid in 60 monthly installments. The Company used $34.0 million of the term loan to repay a portion of the outstanding convertible subordinated promissory notes held by entities affiliated with Summit Partners, L.P leaving $1.0 million available for borrowing under the term loan facility.

On August 7, 2012, the Company entered into a Loan and Security Agreement (the “Loan Agreement”) with U.S. Bank, as syndication agent, and East West Bank, as administrative agent for the lenders party to the Loan Agreement. The Loan Agreement replaced the EWB Loan Agreement discussed above. The Loan Agreement provides for (i) a $50.0 million revolving credit facility, with a $5.0 million sublimit for the issuance of letters of credit and a $5.0 million sublimit for the making of swingline loan advances (the “Revolving Credit Facility”), and (ii) a $50.0 million term loan facility (the “Term Loan Facility”). The Company may request borrowings under the Revolving Credit Facility until August 7, 2015. On August 7, 2012, the Company borrowed $20.8 million under the Term Loan Facility, and no borrowings remain available for borrowing thereunder. On November 21, 2012, the Company borrowed $10.0 million under the Revolving Credit Facility. On December 20, 2012, the Company borrowed an additional $20.0 million under the Revolving Credit Facility, and $20.0 million remains available for borrowing thereunder.

The loans bear interest, at the Company’s option, at the base rate plus a spread of 1.25% to 1.75% or an adjusted LIBOR rate (at the Company’s election, for a period of 30, 60, or 90 days) plus a spread of 2.25% to 2.75%, in each case with such spread being determined based on the debt service coverage ratio for its most recently ended fiscal quarter. The base rate is the highest of (i) East West Bank’s prime rate, (ii) the federal funds rate plus a margin equal to 0.50%, or (iii) the LIBOR rate plus a margin equal to 1.00%. The Company is also obligated to pay other customary closing fees, arrangement fees, administration fees, commitment fees and letter of credit fees for a credit facility of this size and type.

Interest is due and payable monthly in arrears in the case of loans bearing interest at the base rate and at the end of an interest period in the case of loans bearing interest at the adjusted LIBOR rate. Principal payments under the Term Loan Facility will be made in quarterly installments on the first day of each calendar quarter, and each such quarterly installment shall be equal to $1.25 million through July 1, 2014, then equal to $1.875 million from October 1, 2014 through July 1 2015, and then equal to $2.5 million from October 1, 2015 through July 1, 2017, with the remaining outstanding principal balance and all accrued and unpaid interest due on August 7, 2017. All outstanding loans under the Revolving Credit Facility, together with all accrued and unpaid interest, are due on August 7, 2015.

The Company may prepay the loans, in whole or in part, at any time without premium or penalty, subject to certain conditions including minimum amounts and reimbursement of certain costs in the case of prepayments of LIBOR loans. In addition, the Company is required to prepay the loan under the Term Loan Facility with (i) the proceeds from certain financing transactions or asset sales (subject, in the case of asset sales, to reinvestment rights) and (ii) 25.0% of the Company’s excess cash flow in the U.S., as determined after each fiscal year and in accordance with the Loan Agreement, provided that the Company shall not be required to prepay the loan out of its excess cash flow if its leverage ratio is greater than 1.50:1.00 on the last day of such fiscal year.

All of the obligations of the Company under the Loan Agreement are collateralized by substantially all of the Company’s assets, including all of the capital stock of the Company’s future domestic subsidiaries and 65% of the capital stock of the Company’s existing and future foreign subsidiaries, but excluding the Company’s intellectual property, which is subject to a negative pledge agreement. All of the Company’s future domestic subsidiaries are required to guaranty the obligations under the Loan Agreement. Such guarantees by future subsidiaries will be collateralized by substantially all of the property of such subsidiaries, excluding intellectual property.

The Loan Agreement contains customary affirmative and negative covenants, including covenants that limit or restrict the Company and its subsidiaries’ ability to, among other things, incur indebtedness, grant liens, merge or consolidate, dispose of assets, pay dividends or make distributions, make investments, make acquisitions, prepay certain indebtedness, change the nature of its business, enter into certain transactions with affiliates, enter into restrictive agreements, and make capital expenditures, in each case subject to customary exceptions for a credit facility of this size and type. The Company is also required to maintain a minimum debt service coverage ratio, a maximum leverage ratio, and a minimum liquidity ratio. As of March 31, 2013, the Company was in compliance with all affirmative and negative covenants, debt service coverage ratio, leverage ratio and liquidity ratio requirements.

The Loan Agreement includes customary events of default that, include among other things, defaults for the failure to timely pay principal, interest, or other amounts due, defaults due to the inaccuracy of representations and warranties, covenant defaults, a cross default to material indebtedness, bankruptcy and insolvency defaults, material judgment defaults, defaults due to the unenforceability of a guaranty, and defaults due to circumstances that have or could reasonably be expected to have a material adverse effect on the Company’s business, operations or financial condition, its ability to pay or perform under the Loan Agreement, or on the lenders’ security interests. The occurrence of an event of default could result in the acceleration of the obligations under the Loan Agreement. During the existence of an event of default, interest on the obligations under the Loan Agreement could be increased by 2.00% above the otherwise applicable interest rate.

During the three and nine months ended March 31, 2013, the Company made aggregate payments of $1.3 million and $3.1 million, respectively, against the loan balance. As of March 31, 2013, the Company has classified $5.0 million and $72.4 million in short-term and long-term debt, respectively, on its consolidated balance sheet related to the Loan Agreement.

The following table summarizes our estimated debt and interest payment obligations as of March 31, 2013 (in thousands):

	2013 (remainder)	2014	2015	2016	2017	Thereafter	Total
Debt payment obligations	$1,250	$5,000	$6,875	$39,375	$10,000	$15,000	$77,500
Interest payments on debt payment obligations	472	1,859	1,723	1,043	532	125	5,754

Total	$1,722	$6,859	$8,598	$40,418	$10,532	$15,125	$83,254

NOTE 8—DEBT

In July 2011, the Company repurchased an aggregate of 12,041,700 shares of the Company’s Series A convertible preferred stock from entities affiliated with Summit Partners, L.P., one of the Company’s major stockholders, at a price of $8.97 per share for an aggregate consideration of $108.0 million. Of the aggregate purchase price, $40.0 million was paid in cash at the time of closing and the balance of the shares were paid for through the issuance of convertible subordinated promissory notes in the aggregate principal amount of $68.0 million. On September 15, 2011, $34.0 million was paid against the notes reducing the aggregate principal amount outstanding to $34.0 million. The remainder of the notes were retired in October 2011 with the proceeds of the Company’s initial public offering and existing cash balances. The interest rate on the notes started at 5% per annum and increased by two percentage points every three months until it would have reached 9% in January 2012. The notes were prepayable without penalty prior to April 21, 2012, and were required to be paid in the event of the Company’s initial public offering or third party financing prior to April 21, 2012. The notes matured on July 21, 2021. The unpaid principal on the notes was convertible into shares of Series A preferred stock at $8.97 per share at any point after July 21, 2012. The difference between the repurchase price and the carrying value of the repurchased preferred stock on June 30, 2011 was $59.0 million. The difference was debited to available retained earnings with the remaining amount debited to additional paid-in capital and reduced the net income attributable to common stock shareholders resulting in a reduction of basic and diluted net income per share.

On September 15, 2011, the Company entered into a Loan and Security Agreement with East West Bank, (the “EWB Loan Agreement”). The credit facilities available under the EWB Loan Agreement consist of a $35.0 million term loan facility and a $5.0 million revolving line of credit facility. The term loan matures on September 15, 2016 with principal and interest to be repaid in 60 monthly installments. The Company used $34.0 million of the term loan to repay a portion of the outstanding convertible subordinated promissory notes held by entities affiliated with Summit Partners, L.P. The $5.0 million revolving line of credit may be drawn at any time prior to September 15, 2013. The amounts outstanding under both the term loan and the revolving line of credit facility may be voluntarily prepaid at any time without premium or penalty, subject to certain conditions. Interest will accrue on the outstanding principal amount of the term loan at a rate per annum equal to an adjusted LIBOR rate (based on one, two or three month interest periods) plus a spread of either 2.50% or 3.00%, which spread shall be determined based on the debt service ratio for the preceding four fiscal quarter period. Interest will accrue on the drawn portion of the revolving credit facility at the prime rate plus a spread of 0.25%, provided that such rate shall not be less than the one-month adjusted LIBOR rate plus a spread of 1.00%, and will be paid monthly. The Company is required to pay a commitment fee of 0.15% per annum on the undrawn portion of the revolving credit facility on a quarterly basis. The EWB Loan Agreement includes customary covenants, including financial reporting requirements and compliance with a debt service coverage ratio and a total leverage ratio, and customary events of default. The Company’s obligations under the EWB Loan Agreement are secured by a first priority security position on substantially all of the Company’s current and future assets, subject to certain exceptions (including a negative pledge on the Company’s intellectual property) and permitted liens. During fiscal 2012, the Company made aggregate payments of $5.2 million against the loan balance. As of June 30, 2012, the Company has classified $7.0 million and $22.6 million in short-term and long-term debt, respectively, on its consolidated balance sheet related to the EWB Loan Agreement.